Business combinations - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£) £ in Thousands	4 Months Ended	13 Months Ended	14 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Feb. 29, 2024	Feb. 27, 2024	Aug. 03, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Feb. 08, 2022
GalaxE
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	£ 66,287	£ 66,287	£ 66,287	£ 0
Software - own work capitalised	9,378	9,378	9,378	37,554
Property, plant and equipment	480	480	480	480
Deferred tax asset	6,653	6,653	6,653	474
Right of use assets	4,125	4,125	4,125	4,125
Cash and cash equivalents	6,486	6,486	6,486	6,486
Trade and other receivables	18,758	18,758	18,758	19,837
Lease liability	(4,133)	(4,133)	(4,133)	(4,133)
Borrowings	(48,566)	(48,566)	(48,566)	(48,566)
Trade and other payables	(43,420)	(43,420)	(43,420)	(43,420)
Corporation tax payable	(3,595)	(3,595)	(3,595)	(37)
Deferred tax liability	(23,433)	(23,433)	(23,433)	0
Fair value of net assets acquired	(10,980)	(10,980)	(10,980)	£ (27,200)
Adjustments to intangible assets - client relationships	66,287
Adjustments to intangible assets - other	(28,176)
Adjustments to property, plant and equipment	0
Adjustments to right of use asset	0
Adjustments to deferred tax asset	6,179
Adjustments to cash and cash equivalents	0
Adjustments to trade and other receivables	(1,079)
Adjustments to lease liabilities	0
Adjustments to borrowings	0
Adjustments to trade and other payables	0
Adjustments to corporation tax payable	(3,558)
Adjustments to deferred tax liability	(23,433)
Adjustments to fair value of net assets acquired	16,220
EQ Tek
Disclosure of detailed information about business combination [line items]
Property, plant and equipment					£ 336
Cash and cash equivalents					1,885
Trade and other receivables					1,848
Trade and other payables					(1,932)
Corporation tax payable					(638)
Fair value of net assets acquired					£ 1,499
TLM
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships						£ 2,106
Property, plant and equipment						88
Deferred tax asset						633
Cash and cash equivalents						160
Trade and other receivables						1,106
Borrowings						(5,740)
Trade and other payables						(3,843)
Deferred tax liability						(537)
Fair value of net assets acquired						£ (6,027)
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	15,716	15,716	15,716				£ 16,459
Property, plant and equipment	354	354	354				354
Deferred tax asset	641	641	641				0
Right of use assets	4,667	4,667	4,667				4,667
Cash and cash equivalents	10,817	10,817	10,817				10,817
Trade and other receivables	13,391	13,391	13,391				13,006
Corporation tax receivable	168	168	168				368
Lease liability	(4,752)	(4,752)	(4,752)				(4,752)
Trade and other payables	(25,219)	(25,219)	(25,219)				(24,550)
Corporation tax payable	0	0	0				(659)
Deferred tax liability	(4,008)	(4,008)	(4,008)				(4,197)
Fair value of net assets acquired	11,775	11,775	11,775				£ 11,513
Adjustments to intangible assets - client relationships		(743)
Adjustments to property, plant and equipment		0
Adjustments to right of use asset		0
Adjustments to deferred tax asset		641
Adjustments to cash and cash equivalents		0
Adjustments to trade and other receivables		385
Adjustments to corporation tax receivable		(200)
Adjustments to lease liabilities		0
Adjustments to trade and other payables		(669)
Adjustments to corporation tax payable		659
Adjustments to deferred tax liability		189
Adjustments to fair value of net assets acquired		262
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships	2,997	2,997	2,997					£ 2,997
Property, plant and equipment	29	29	29					29
Deferred tax asset	262	262	262					133
Cash and cash equivalents	546	546	546					546
Trade and other receivables	818	818	818					818
Trade and other payables	(1,236)	(1,236)	(1,236)					(1,236)
Corporation tax payable	(176)	(176)	(176)					(55)
Deferred tax liability	(899)	(899)	(899)					(899)
Fair value of net assets acquired	£ 2,341	£ 2,341	2,341					£ 2,333
Adjustments to intangible assets - client relationships			0
Adjustments to property, plant and equipment			0
Adjustments to deferred tax asset			129
Adjustments to cash and cash equivalents			0
Adjustments to trade and other receivables			0
Adjustments to trade and other payables			0
Adjustments to corporation tax payable			(121)
Adjustments to deferred tax liability			0
Adjustments to fair value of net assets acquired			£ 8
Lexicon
Disclosure of detailed information about business combination [line items]
Intangible assets - client relationships									£ 4,530
Property, plant and equipment									51
Deferred tax asset									136
Right of use assets									299
Cash and cash equivalents									1,824
Trade and other receivables									2,098
Lease liability									(319)
Trade and other payables									(1,192)
Corporation tax payable									(825)
Deferred tax liability									(1,359)
Fair value of net assets acquired									£ 5,243
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Intangible assets										£ 9
Intangible assets - client relationships										1,240
Property, plant and equipment										12
Cash and cash equivalents										576
Trade and other receivables										930
Corporation tax receivable										115
Trade and other payables										(335)
Deferred tax liability										(296)
Fair value of net assets acquired										£ 2,251